JENNISON 20/20 FOCUS FUND

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

April 1, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jennison 20/20 Focus Fund
Registration Nos. 333-43491 and 811-08587

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 31, 2008.

If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary